Related and Interested Parties	6 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Related and Interested Parties
Note 14 – Related and Interested Parties

Balances with related parties

	Six months ended	Six months ended	Year ended
	June 30,	June 30,	December 31,
	2022	2021	2021
	USD thousands	USD thousands	USD thousands

Trade and other payables	165	106	261

Expense amounts with respect to related parties

	Period ended June 30,	Period ended June 30,	Year ended December 31,
	2022	2021	2021
	USD thousands	USD thousands	USD thousands
General and administrative expenses
Salaries, wages and related expenses	307	242	588
Legal and professional services	222	135	301
Share-based payments	375	309	777

Sales and Marketing expenses
Salaries, wages and related expenses	52	-	-
Professional services	17	-	-
Share-based payments	185	-	-

Research & Development expenses
Salaries, wages and related	133	138	338
Share-based payments	10	41	66

Key Management Personnel

The Company recognizes three key management personnel as related parties, namely Mr. Arik Kaufman – Chief Executive Officer (CEO), Mr. Guy Hefer – Chief Financial Officer (CFO) and Mr. Dan Kozlovski – Chief Technologies Officer (CTO), who served as Vice President of Research and Development (VP R&D) until February 2022. In addition, Mr. Omri Schanin served as Deputy Chief Executive Officer until April 2022.

The CEO has been employed by the Company since January 24, 2022. He previously served as a director until May 2020 (including as interim chairman from March 2020) and a consultant of the Company until his appointment as CEO. Mr. Kaufman is entitled to a gross annual salary of NIS 0.6 million (USD 0.2 million), an annual bonus based primarily on milestone achievement, generally accepted social benefit contributions for senior executives and domestic travel expenses. Mr. Kaufman has also received options valued at an aggregate of NIS 0.46 million (USD 0.14 million) to be recognized over a three-year vesting period commencing in 2022.

Mr. Kaufman is a founding partner of BlueOcean Sustainability Fund, LLC, a Delaware LLC doing business as BlueSoundWaves, led by Ashton Kutcher, Guy Oseary and Effie Epstein, which provides the Company with marketing and promotional, consulting, and partner and investor engagement services in the U.S., in return for which BlueSoundWaves received warrants to purchase ordinary shares, as well as restricted share units, the expenses for which are recognized as share-based payments.

The previous CEO and CTO, who also served as a director, Mr. Sharon Fima, was employed by the Company (including MeaTech Ltd. prior to the merger described in Note 1A above) between September 1, 2019 and January 24, 2022. Mr. Fima was entitled to an annual gross salary of NIS 0.6 million (USD 0.2 million). Mr. Fima also received options valued at NIS 0.2 million (USD 0.1 million) to be recognized over three-year vesting period commencing March 2020, some of which were forfeited upon his resignation.

The former Deputy CEO, Mr. Omri Schanin, who also served as a director until January 2022, has been employed by the Company (including MeaTech Ltd. prior to the merger described in Note 1A above) since September 1, 2019. Following his notice of resignation, he no longer serves as Deputy CEO, and his resignation took effect on May 31, 2022. Mr. Schanin was entitled to an annual gross salary of NIS 0.5 million (USD 0.2 million).

The CFO has been employed by the Company since October 18, 2020. Mr. Hefer is entitled to an annual gross salary of NIS 0.5 million (USD 0.2 million). Mr. Hefer has also received options valued at an aggregate of NIS 0.75 million (USD 0.23 million) to be recognized over three-year vesting periods commencing in 2021.

The CTO (previously VP R&D), has been employed by the Company (including MeaTech Ltd. prior to the merger described in Note 1A above) since December 5, 2019. Mr. Kozlovski is entitled to an annual gross salary of NIS 0.5 million (USD 0.2 million). Mr. Kozlovski has also received options valued at of NIS 0.07 million (USD 0.02 million) to be recognized over three-year vesting period commencing in 2019.

Directors

Mr. Steve H. Lavin served as active chairman of the Company's Board of Directors between May 2020 and January 2022, and he was entitled to an annual compensation of USD 0.2 million as well as share-based compensation.

Mr. Yaron Kaiser has served as chairman of the Company’s Board of Directors since January 2022. He previously served as legal counsel to the Company and as a consultant until his appointment as Chairman. Mr. Kaiser is entitled to annual compensation of USD 0.15 million, an annual bonus equal to half the bonus awarded to the CEO, and re-imbursement of travel expenses. Mr. Kaiser is a founding partner of BlueSoundWaves, as described above.

Mr. Danny Ayalon served as director between May 2020 and January 2022, and was entitled to annual compensation of USD 0.03 million as well as share-based compensation.

Additional non-executive directors are since entitled to annual compensation of USD 0.03 million for their service on the Board of Directors and USD 0.005 million for service on each Board committee, as well as share-based compensation.